Employees - Summary of Assumptions, Weighted by Liabilities for Valuation of Defined Benefit Plans (Details)	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate	4.80%	4.40%
Inflation	2.80%	2.80%
Rate of increase in salaries	3.40%	3.40%
Rate of increase for pensions in payment (where provided)	2.50%	2.60%
Rate of increase for pensions in deferment (where provided)	2.80%	2.80%
Other post- employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate	6.30%	5.90%
Rate of increase in salaries	3.00%	2.90%
Long-term medical cost inflation	5.70%	5.50%